UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place, and Date of Signing:

   Christine Stuttig      New York, New York         April 23, 1999


Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     120

Form 13F Information Table Value Total:    $409,649


List of Other Included Managers: None


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
                                                  Hovey, Youngman Associates, Inc.
                                                              FORM 13F
                                                           March 31, 1999

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                             Value    Shares/ Sh/ Put/ Invstmt
          Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
  ------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------
D Southern Co. Capital Trust V   PFD              842637209     1457    59500 SH       Sole                  59500
D Milkhaus 8.00% Convertible Pre PFD CV                         2197   146500 SH       Sole                 146500
D ZymeQuest Series A Convertible PFD CV                          120    12000 SH       Sole                  12000
D ZymeQuest Series B Convertible PFD CV                          600    40000 SH       Sole                  40000
D ZymeQuest Series C Convertible PFD CV                         6790   679000 SH       Sole                 679000
D Zymequest 8.00% Convertible Pr PFD CV                         2544   254400 SH       Sole                 254400
D Abbott Labs                    COM              002824100      997    21300 SH       Sole                  21300
D AirTouch Communications        COM              00949T100      276     2860 SH       Sole                   2860
                                                                  48      500 SH       Other                                     500
D Alkermes                       COM              01642T108     2245    82400 SH       Sole                  82400
D Ameren Corp.                   COM              023608102      253     7000 SH       Sole                   7000
D American Express               COM              025816109     2143    18200 SH       Sole                  18200
D American Int'l Group           COM              026874107    72803   603547 SH       Sole                 603547
D Apple Computer                 COM              037833100      216     6000 SH       Sole                   6000
D Autodesk Inc.                  COM              052769106      289     7150 SH       Sole                   7150
D B P Amoco P L C Spons Adr      COM              055622104      252     2500 SH       Sole                   2500
D Bank of Somerset Hills         COM              063913107      125    12500 SH       Sole                  12500
D BankBoston Corp.               COM              06605R106      667    15400 SH       Sole                  15400
D BellSouth                      COM              079860102      372     9280 SH       Sole                   9280
D Bristol Myers Squibb           COM              110122108      641    10000 SH       Sole                  10000
                                                                  77     1200 SH       Other                                    1200
D CVS Corp.                      COM              126650100      883    18600 SH       Sole                  18600
                                                                  57     1200 SH       Other                                    1200
D Carolina Power & Light Co.     COM              144141108      340     9000 SH       Sole                   9000
D Cendant Corp.                  COM              151313103     6217   390065 SH       Sole                 390065
                                                                  32     2000 SH       Other                                    2000
D Central & South West           COM              152357109      345    14700 SH       Sole                  14700
D Chase Manhattan Corp           COM              16161A108     1674    20572 SH       Sole                  20572
D Cintas Corp.                   COM              172908105     4776    73050 SH       Sole                  73050
                                                                  65     1000 SH       Other                                    1000
D Cisco Sys Inc                  COM              17275R102    22197   202597 SH       Sole                 202597
                                                                 148     1350 SH       Other                                    1350
D Citigroup Inc.                 COM              172967101     1455    22775 SH       Sole                  22775
                                                                  57      900 SH       Other                                     900
D Coca Cola                      COM              191216100      967    15750 SH       Sole                  15750
D Cognetix, Inc.                 COM                            1155   420000 SH       Sole                 420000
D Compaq Computer                COM              204493100     3202   101050 SH       Sole                 101050
D Composite Materials Common     COM                           10423  1042340 SH       Sole                1042340
D DuPont E I De Nemours          COM              263534109      882    15194 SH       Sole                  15194
                                                                  23      400 SH       Other                                     400
D E M C Corp                     COM              268648102    26542   207765 SH       Sole                 207765
                                                                  77      600 SH       Other                                     600
D Elan PLC                       COM              284131208    13707   196515 SH       Sole                 196515
                                                                  98     1400 SH       Other                                    1400
D Evans Cooling Systems, Inc.    COM                             160    18229 SH       Sole                  18229
D Exxon                          COM              302290101     5377    76207 SH       Sole                  76207
                                                                  71     1000 SH       Other                                    1000
D Fannie Mae                     COM              313586109     1544    22300 SH       Sole                  22300
D Fiberchem Inc                  COM              315633305        3    20000 SH       Sole                  20000
D Fifth Third Bancorp            COM              316773100      420     6373 SH       Sole                   6373
D Focal Inc                      COM              343909107      675    96500 SH       Sole                  96500
D G T E Corp.                    COM              362320103     6459   106761 SH       Sole                 106761
D General Electric               COM              369604103    41255   372928 SH       Sole                 372928
                                                                  88      800 SH       Other                                     800
D General Motors Corp. Cl H New  COM              370442832      202     4000 SH       Sole                   4000
D Gillette Co                    COM              375766102      676    11366 SH       Sole                  11366
D Globalstar Telecommunications  COM              G3930H104     3971   286170 SH       Sole                 286170
D Home Depot                     COM              437076102     1609    25850 SH       Sole                  25850
                                                                  56      900 SH       Other                                     900
D Household Intl. Inc.           COM              441815107      151     3319 SH       Sole                   3319
                                                                  69     1519 SH       Other                                    1519
D Innovative Shipping System Inc COM              45764K106        1    35000 SH       Sole                  35000
D Int'l Bus Machines             COM              459200101    19833   111895 SH       Sole                 111895
                                                                 213     1200 SH       Other                                    1200
D Intel Corp                     COM              458140100     2179    18330 SH       Sole                  18330
                                                                 131     1100 SH       Other                                    1100
D Johnson & Johnson              COM              478160104    13485   144220 SH       Sole                 144220
D Koninklijke Philips El Spons A COM              500472105     2943    35700 SH       Sole                  35700
                                                                  66      800 SH       Other                                     800
D Littelfuse Inc.                COM              537008104      777    42300 SH       Sole                  42300
D Loral Space & Communications   COM              G56462107     9195   636865 SH       Sole                 636865
                                                                  29     2000 SH       Other                                    2000
D Lucent Technologies            COM              549463107      567     5249 SH       Sole                   5249
                                                                  65      600 SH       Other                                     600
D MCI WorldCom Inc.              COM              55268B106     2861    32300 SH       Sole                  32300
                                                                 115     1300 SH       Other                                    1300
D Medtronic Inc.                 COM              585055106      237     3300 SH       Sole                   3300
                                                                  72     1000 SH       Other                                    1000
D Merck                          COM              589331107    29296   365630 SH       Sole                 365630
D Microsoft Corp.                COM              594918104     9024   100690 SH       Sole                 100690
                                                                 287     3200 SH       Other                                    3200
D Milkhaus Labs, Inc.            COM                            4875   325000 SH       Sole                 325000
D Mobil                          COM              607059102     7482    85024 SH       Sole                  85024
                                                                  62      700 SH       Other                                     700
D Modine Mfg. Co.                COM              607828100     1705    60740 SH       Sole                  60740
D Molex Cl A                     COM              608554200     8357   322993 SH       Sole                 322993
D Morgan J P & Co.               COM              616880100      723     5861 SH       Sole                   5861
                                                                  49      400 SH       Other                                     400
D Nutri Bevco Inc.               COM              670609106        0    17000 SH       Sole                  17000
D Pan Smak                       COM              697921104      175  1350000 SH       Sole                1350000
D Pfizer                         COM              717081103     1850    13331 SH       Sole                  13331
D Philip Morris                  COM              718154107      446    12675 SH       Sole                  12675
D Procter & Gamble               COM              742718109     1662    16975 SH       Sole                  16975
                                                                 123     1253 SH       Other                                    1253
D Roche Holdings Ltd ADR         COM              771195104      244     2000 SH       Sole                   2000
D Royal Dutch                    COM              780257804     1892    36380 SH       Sole                  36380
D S B C Communications           COM              78387G103      779    16515 SH       Sole                  16515
D Sara Lee Corp.                 COM              803111103      452    18259 SH       Sole                  18259
D Schlumberger                   COM              806857108      199     3300 SH       Sole                   3300
                                                                  24      400 SH       Other                                     400
D Smithkline Beecham PLC ADR Rep COM              832378301     1552    21700 SH       Sole                  21700
D Sun Microsystems               COM              866810104      275     2200 SH       Sole                   2200
D Texas Instruments              COM              882508104     6481    65300 SH       Sole                  65300
                                                                 119     1200 SH       Other                                    1200
D Twentieth Century Indus        COM              901272203      942    58000 SH       Sole                  58000
D Tyco Intl. Ltd. New            COM              902124106    12397   172775 SH       Sole                 172775
                                                                 108     1500 SH       Other                                    1500
D Unisys Corp                    COM              909214108     4026   145400 SH       Sole                 145400
                                                                  22      800 SH       Other                                     800
D Unit Corp.                     COM              909218109     1332   260000 SH       Sole                 260000
D Vicor Corp                     COM              925815102      774    61900 SH       Sole                  61900
D Wells Fargo & Co.              COM              949746101      255     7266 SH       Sole                   7266
D XL Capital Ltd Cl A            COM              G98255105      271     4469 SH       Sole                   4469
D Zweig Fund                     COM              989834106      462    43700 SH       Sole                  43700
D ZymeQuest                      COM                            3214   321400 SH       Sole                 321400
D Harbor Capital Appreciation Fd                  411511504      401 9409.686 SH       Sole               9409.686
D Mutual Qualified Fund Class Z                   628380206      94255586.623 SH       Sole              55586.623
D Vanguard/Windsor Fd II                          922018205      35711731.402 SH       Sole              11731.402
D Fiberchem Inc. Warrant Class E WT               315633180        0    10000 SH       Sole                  10000
D Pan Smak $.25-6/24/99 $.30-6/2 WT               697921906       22   450000 SH       Sole                 450000
S REPORT SUMMARY                120 DATA RECORDS              409649            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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